UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06526
Boston Trust & Walden Funds

(Exact name of registrant as specified in charter)
One Beacon Street, Boston MA	02108

(Address of principal executive offices)	(Zip code)
3435 Stelzer Road, Columbus, OH	43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-282-8782

Date of fiscal year end: March 31
Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
June 30, 2015 (Unaudited)

COMMON STOCKS (76.6%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (10.3%)
Advance Auto Parts, Inc.	2,500	398,225
Autoliv, Inc.	30,000	3,502,500
Comcast Corp., Class A	125,000	7,517,500
DIRECTV (a)	25,000	2,319,750
Dollar General Corp.	15,000	1,166,100
Johnson Controls, Inc.	25,000	1,238,250
NIKE, Inc., Class B	70,000	7,561,400
Nordstrom, Inc.	50,000	3,725,000
Omnicom Group, Inc.	75,000	5,211,750
Ross Stores, Inc.	80,000	3,888,800

		36,529,275

Consumer Staples (8.7%)
Church & Dwight Co., Inc.	35,000	2,839,550
Colgate-Palmolive Co.	30,000	1,962,300
Costco Wholesale Corp.	35,000	4,727,100
CVS Health Corp.	20,000	2,097,600
Diageo PLC, Sponsored ADR	30,000	3,481,200
McCormick & Co., Inc.	25,000	2,023,750
PepsiCo, Inc.	40,000	3,733,600
Procter & Gamble Co.	35,000	2,738,400
Reckitt Benckiser Group PLC, Sponsored ADR	150,000	2,604,000
Sysco Corp.	35,000	1,263,500
Wal-Mart Stores, Inc.	50,000	3,546,500

		31,017,500

Energy (4.7%)
Chevron Corp.	40,000	3,858,800
ConocoPhillips	40,000	2,456,400
Exxon Mobil Corp.	90,002	7,488,166
Schlumberger Ltd.	35,000	3,016,650

		16,820,016

Financials (13.4%)
American Express Co.	50,000	3,886,000
BB&T Corp.	25,000	1,007,750
Berkshire Hathaway, Inc. (a)	20,000	2,722,200
Chubb Corp.	70,000	6,659,800
Cincinnati Financial Corp.	90,000	4,516,200
Comerica, Inc.	50,000	2,566,000
Commerce Bancshares, Inc.	27,562	1,289,075
JPMorgan Chase & Co.	100,000	6,776,000
M&T Bank Corp.	10,000	1,249,300
Northern Trust Corp.	22,500	1,720,350
PNC Financial Services Group, Inc.	45,000	4,304,250
State Street Corp.	25,000	1,925,000
T. Rowe Price Group, Inc.	75,000	5,829,750
U.S. Bancorp	75,000	3,255,000

		47,706,675

Health Care (12.6%)
Becton, Dickinson & Co.	50,000	7,082,500
C.R. Bard, Inc.	35,000	5,974,500
DENTSPLY International, Inc.	50,000	2,577,500
Edwards Lifesciences Corp. (a)	25,000	3,560,750
Express Scripts Holding Co. (a)	75,000	6,670,500
Johnson & Johnson, Inc.	60,000	5,847,600
Medtronic PLC	50,000	3,705,000
Merck & Co., Inc.	25,000	1,423,250
Mettler-Toledo International, Inc. (a)	7,500	2,560,950
St. Jude Medical, Inc.	20,000	1,461,400
Stryker Corp.	25,000	2,389,250
Varian Medical Systems, Inc. (a)	20,000	1,686,600

		44,939,800

Industrials (12.0%)
3M Co.	35,000	5,400,500
Deere & Co.	5,000	485,250
Donaldson Co., Inc.	50,000	1,790,000
Emerson Electric Co.	50,000	2,771,500
Hubbell, Inc., Class B	40,000	4,331,200
Illinois Tool Works, Inc.	50,000	4,589,500
Precision Castparts Corp.	25,000	4,996,750
Rockwell Collins, Inc.	55,000	5,079,250
Union Pacific Corp.	25,000	2,384,250
United Parcel Service, Inc., Class B	50,000	4,845,500
W.W. Grainger, Inc.	25,000	5,916,250

		42,589,950

Information Technology (13.2%)
Accenture PLC, Class A	70,000	6,774,600
Apple, Inc.	75,000	9,406,875
Automatic Data Processing, Inc.	70,000	5,616,100
CDK Global, Inc.	10,000	539,800
EMC Corp.	100,000	2,639,000
Google, Inc., Class A (a)	2,000	1,080,080
Google, Inc., Class C (a)	5,013	2,609,317
Intel Corp.	25,000	760,375
Microsoft Corp.	140,000	6,181,000
Oracle Corp.	125,000	5,037,500
QUALCOMM, Inc.	25,000	1,565,750
Visa, Inc.	70,000	4,700,500

		46,910,897

Materials (1.7%)
Air Products & Chemicals, Inc.	22,500	3,078,675
AptarGroup, Inc.	30,000	1,913,100
PPG Industries, Inc.	10,000	1,147,200

		6,138,975

TOTAL COMMON STOCKS (Cost $150,114,825)		272,653,088

CORPORATE BONDS (2.7%)
	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)

Consumer Staples (0.1%)
Diageo Capital PLC, 5.50%, 9/30/16	500,000	528,592

Financials (2.0%)
American Express Bank FSB, 6.00%, 9/13/17, MTN	200,000	218,714
American Express Co., 2.65%, 12/2/22	1,926,000	1,855,816
American Express Co., 7.00%, 3/19/18	1,500,000	1,702,220
John Deere Capital Corp., 5.35%, 4/3/18, MTN	1,000,000	1,104,976
JPMorgan Chase & Co., 3.15%, 7/5/16	1,500,000	1,530,601
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	500,000	636,578

		7,048,905

Health Care (0.3%)
Becton, Dickinson & Co., 3.13%, 11/8/21	1,000,000	992,771

Industrials (0.1%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	317,640

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
June 30, 2015 (Unaudited)

CORPORATE BONDS, CONTINUED
	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)

Information Technology (0.2%)
Oracle Corp., 5.75%, 4/15/18	750,000	834,762

TOTAL CORPORATE BONDS (Cost $9,002,802)		9,722,670

MUNICIPAL BONDS (1.7%)
	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)

Florida (0.3%):
Florida State Board of Education, Series D, GO, 5.00%, 6/1/21, Callable 6/1/17 @ 101	1,000,000	1,088,400

Illinois (0.4%):
Illinois State, Series A, GO, 5.00%, 3/1/22, Callable 5/7/15 @ 100	600,000	601,362
Illinois State, GO, 5.00%, 4/1/24, Callable 4/1/17 @ 100	500,000	521,635
Illinois State, Series A, GO, 5.00%, 6/1/29, Callable 12/1/16 @ 100	250,000	253,435

		1,376,432

Massachusetts (0.6%):
Massachusetts State Development Finance Agency Revenue, Series R-2, 5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	524,708
Massachusetts State Health & Educational Facilities Authority Revenue, Series A, GO, 5.00%, 12/15/26, Callable 12/15/19 @ 100	1,500,000	1,729,649

		2,254,357

Washington (0.1%):
Washington State, Series C, GO, 5.00%, 2/1/26, Callable 2/1/19 @ 100	250,000	279,188

Wisconsin (0.3%):
Wisconsin State, Series C, GO, 5.00%, 5/1/25, Prerefunded 5/1/18 @ 100	200,000	221,828
Wisconsin State, Series D, GO, 5.50%, 5/1/26, Prerefunded 5/1/18 @ 100	750,000	842,243

		1,064,071

TOTAL MUNICIPAL BONDS (Cost $5,821,189)		6,062,448

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (16.5%)
	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)

Federal Farm Credit Bank
2.63%, 8/12/19	11,500,000	11,988,635
2.85%, 3/2/28	2,000,000	1,930,182
2.95%, 1/27/25	2,000,000	2,056,920
3.14%, 12/5/29	2,500,000	2,451,458
3.39%, 2/1/28	2,000,000	2,045,324
3.85%, 12/26/25	2,770,000	3,015,103

		23,487,622

Federal Home Loan Bank
2.50%, 12/10/27	1,500,000	1,394,751
2.63%, 6/11/27	1,500,000	1,442,355
2.88%, 9/13/24	2,500,000	2,526,305
3.50%, 9/24/29	2,000,000	2,058,518
4.13%, 12/13/19	2,000,000	2,209,594

		9,631,523

U.S. Treasury Note
2.38%, 6/30/18	7,000,000	7,281,092
2.75%, 2/15/24	17,500,000	18,169,917

		25,451,009

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $57,756,437)		58,570,154

INVESTMENT COMPANIES (2.2%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	7,756,711	7,756,711

TOTAL INVESTMENT COMPANIES (Cost $7,756,711)		7,756,711

Total Investments (Cost $230,451,964) (c) — 99.7%		354,765,071
Other assets in excess of liabilities — 0.3%		1,240,353

NET ASSETS — 100.0%		$356,005,424

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depositary Receipt
FSB	Federal Savings Bank
GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Equity Fund
June 30, 2015 (Unaudited)

COMMON STOCKS (98.9%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (12.2%)
Advance Auto Parts, Inc.	6,000	955,740
Autoliv, Inc.	15,000	1,751,250
Comcast Corp., Class A	50,000	3,007,000
DIRECTV (a)	5,000	463,950
Dollar General Corp.	7,500	583,050
Johnson Controls, Inc.	10,000	495,300
NIKE, Inc., Class B	15,000	1,620,300
Nordstrom, Inc.	25,000	1,862,500
Omnicom Group, Inc.	30,000	2,084,700
Ross Stores, Inc.	10,000	486,100

		13,309,890

Consumer Staples (12.4%)
Church & Dwight Co., Inc.	15,000	1,216,950
Colgate-Palmolive Co.	15,000	981,150
Costco Wholesale Corp.	15,000	2,025,900
CVS Health Corp.	10,000	1,048,800
Diageo PLC, Sponsored ADR	12,500	1,450,500
McCormick & Co., Inc.	7,000	566,650
PepsiCo, Inc.	12,500	1,166,750
Procter & Gamble Co.	12,500	978,000
Reckitt Benckiser Group PLC, Sponsored ADR	80,000	1,388,800
Sysco Corp.	25,000	902,500
Wal-Mart Stores, Inc.	25,000	1,773,250

		13,499,250

Energy (5.8%)
Chevron Corp.	12,500	1,205,875
ConocoPhillips	15,000	921,150
Exxon Mobil Corp.	35,000	2,912,000
Schlumberger Ltd.	15,000	1,292,850

		6,331,875

Financials (17.6%)
American Express Co.	22,500	1,748,700
BB&T Corp.	20,000	806,200
Berkshire Hathaway, Inc. (a)	7,500	1,020,825
Chubb Corp.	25,000	2,378,500
Cincinnati Financial Corp.	30,000	1,505,400
Comerica, Inc.	15,000	769,800
Commerce Bancshares, Inc.	8,268	386,694
JPMorgan Chase & Co.	35,000	2,371,600
M&T Bank Corp.	5,000	624,650
Northern Trust Corp.	10,000	764,600
PNC Financial Services Group, Inc.	20,000	1,913,000
State Street Corp.	15,000	1,155,000
T. Rowe Price Group, Inc.	30,000	2,331,900
U.S. Bancorp	30,000	1,302,000

		19,078,869

Health Care (16.4%)
Becton, Dickinson & Co.	17,000	2,408,050
C.R. Bard, Inc.	14,000	2,389,800
DENTSPLY International, Inc.	25,000	1,288,750
Edwards Lifesciences Corp. (a)	5,000	712,150
Express Scripts Holding Co. (a)	32,500	2,890,550
Johnson & Johnson, Inc.	30,000	2,923,800
Medtronic PLC	25,000	1,852,500
Merck & Co., Inc.	12,500	711,625
Mettler-Toledo International, Inc. (a)	1,500	512,190
St. Jude Medical, Inc.	5,000	365,350
Stryker Corp.	12,000	1,146,840
Varian Medical Systems, Inc. (a)	7,500	632,475

		17,834,080

Industrials (14.9%)
3M Co.	7,500	1,157,250
Deere & Co.	5,000	485,250
Donaldson Co., Inc.	20,000	716,000
Emerson Electric Co.	25,000	1,385,750
Hubbell, Inc., Class B	12,500	1,353,500
Illinois Tool Works, Inc.	20,000	1,835,800
Precision Castparts Corp.	12,500	2,498,375
Rockwell Collins, Inc.	15,000	1,385,250
Union Pacific Corp.	15,000	1,430,550
United Parcel Service, Inc., Class B	12,500	1,211,375
W.W. Grainger, Inc.	11,500	2,721,475

		16,180,575

Information Technology (16.9%)
Accenture PLC, Class A	25,000	2,419,499
Apple, Inc.	32,500	4,076,313
Automatic Data Processing, Inc.	20,000	1,604,600
CDK Global, Inc.	6,666	359,831
EMC Corp.	30,000	791,700
Google, Inc., Class A (a)	750	405,030
Google, Inc., Class C (a)	3,008	1,565,694
Microsoft Corp.	50,000	2,207,500
Oracle Corp.	45,000	1,813,500
QUALCOMM, Inc.	15,000	939,450
Visa, Inc.	32,000	2,148,800

		18,331,917

Materials (2.2%)
Air Products & Chemicals, Inc.	7,500	1,026,225
AptarGroup, Inc.	10,000	637,700
PPG Industries, Inc.	6,000	688,320

		2,352,245

Utilities (0.5%)
Consolidated Edison, Inc.	10,000	578,800

		578,800

TOTAL COMMON STOCKS (Cost $62,444,922)		107,497,501

INVESTMENT COMPANIES (1.0%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	1,111,681	1,111,681

TOTAL INVESTMENT COMPANIES (Cost $1,111,681)		1,111,681

Total Investments (Cost $63,556,603)(c) — 99.9%		108,609,182
Other assets in excess of liabilities — 0.1%		67,853

NET ASSETS — 100.0%		$108,677,035

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Midcap Fund
June 30, 2015 (Unaudited)

COMMON STOCKS (97.5%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (16.6%)
Advance Auto Parts, Inc.	4,250	676,983
Autoliv, Inc.	4,250	496,188
Dollar General Corp.	6,225	483,932
Hasbro, Inc.	9,225	689,938
LKQ Corp. (a)	14,000	423,430
Nordstrom, Inc.	10,500	782,250
Omnicom Group, Inc.	13,175	915,531
O’Reilly Automotive, Inc. (a)	3,700	836,125
Ross Stores, Inc.	16,500	802,064
Sally Beauty Holdings, Inc. (a)	16,000	505,280
Service Corp. International	26,000	765,180
Williams Sonoma, Inc.	5,450	448,372

		7,825,273

Consumer Staples (7.7%)
Brown-Forman Corp., Class B	8,000	801,440
Campbell Soup Co.	11,925	568,226
Church & Dwight Co., Inc.	13,425	1,089,170
McCormick & Co., Inc.	8,750	708,313
Whole Foods Market, Inc.	12,000	473,280

		3,640,429

Energy (4.1%)
Cabot Oil & Gas Corp.	9,250	291,745
Dril-Quip, Inc. (a)	6,500	489,125
Energen Corp.	5,000	341,500
FMC Technologies, Inc. (a)	9,800	406,602
Oceaneering International, Inc.	8,675	404,168

		1,933,140

Financials (19.1%)
Bank of Hawaii Corp.	4,000	266,720
BioMed Realty Trust, Inc. (REIT)	19,000	367,460
BOK Financial Corp.	5,425	377,472
Brown & Brown, Inc.	12,575	413,215
Chubb Corp.	4,200	399,588
Cincinnati Financial Corp.	14,500	727,610
Comerica, Inc.	10,000	513,199
Commerce Bancshares, Inc.	8,331	389,641
Cullen/Frost Bankers, Inc.	6,450	506,841
Digital Realty Trust, Inc. (REIT)	5,500	366,740
East West Bancorp, Inc.	12,450	558,008
Eaton Vance Corp.	11,550	451,952
Jones Lang LaSalle, Inc.	4,025	688,275
M&T Bank Corp.	3,450	431,009
Northern Trust Corp.	10,000	764,600
SEI Investments Co.	11,825	579,780
Signature Bank (a)	2,600	380,614
T. Rowe Price Group, Inc.	10,825	841,426

		9,024,150

Health Care (14.8%)
C.R. Bard, Inc.	5,000	853,500
DENTSPLY International, Inc.	11,400	587,670
Laboratory Corp. of America Holdings (a)	4,250	515,185
MEDNAX, Inc. (a)	7,500	555,825
Mettler-Toledo International, Inc. (a)	2,300	785,358
Quintiles Transnational Holdings, Inc. (a)	8,000	580,880
ResMed, Inc.	5,400	304,398
St. Jude Medical, Inc.	12,300	898,761
The Cooper Companies, Inc.	4,500	800,865
Varian Medical Systems, Inc. (a)	3,800	320,454
Waters Corp. (a)	5,950	763,861

		6,966,757

Industrials (14.6%)
AMETEK, Inc.	12,100	662,838
C.H. Robinson Worldwide, Inc.	3,200	199,648
CLARCOR, Inc.	6,000	373,440
Donaldson Co., Inc.	17,000	608,600
Hubbell, Inc., Class B	6,000	649,680
IDEX Corp.	6,350	498,983
Lincoln Electric Holdings, Inc.	8,000	487,120
Nordson Corp.	6,500	506,285
Rockwell Collins, Inc.	5,500	507,925
Sensata Technologies Holding NV (a)	8,950	472,023
W.W. Grainger, Inc.	3,750	887,438
Wabtec Corp.	11,000	1,036,640

		6,890,620

Information Technology (12.8%)
Amphenol Corp., Class A	9,800	568,106
Check Point Software Technologies Ltd. (a)	8,150	648,333
Citrix Systems, Inc. (a)	7,050	494,628
F5 Networks, Inc. (a)	5,000	601,750
FactSet Research Systems, Inc.	4,000	650,040
Fiserv, Inc. (a)	6,950	575,668
IPG Photonics Corp. (a)	4,225	359,864
Juniper Networks, Inc.	15,500	402,535
NetApp, Inc.	10,525	332,169
Paychex, Inc.	9,650	452,392
Syntel, Inc. (a)	12,050	572,134
Teradata Corp. (a)	11,025	407,925

		6,065,544

Materials (4.1%)
AptarGroup, Inc.	11,500	733,355
Ball Corp.	7,000	491,050
International Flavors & Fragrances, Inc.
	6,625	724,046

		1,948,451

Utilities (3.7%)
AGL Resources, Inc.	5,725	266,556
Eversource Energy	9,391	426,445
ONE Gas, Inc.	8,425	358,568
Questar Corp.	17,575	367,494
WEC Energy Group, Inc.	7,500	337,275

		1,756,338

TOTAL COMMON STOCKS (Cost $27,632,380)		46,050,702

INVESTMENT COMPANIES (2.5%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	1,165,385	1,165,385

TOTAL INVESTMENT COMPANIES (Cost $1,165,385)		1,165,385

Total Investments (Cost $28,797,765) (c) — 100.0%		47,216,087
Other assets in excess of liabilities — 0.0%		3,674

NET ASSETS — 100.0%		$47,219,761

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Midcap Fund
June 30, 2015 (Unaudited)

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
June 30, 2015 (Unaudited)

COMMON STOCKS (98.7%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (14.4%)
Big Lots, Inc.	875	39,366
Bright Horizons Family Solutions, Inc. (a)	725	41,905
Cheesecake Factory, Inc.	1,225	66,805
Choice Hotels International, Inc.	950	51,538
Dorman Products, Inc. (a)	1,075	51,235
DSW, Inc., Class A	1,350	45,050
Gentherm, Inc. (a)	1,175	64,519
Interval Leisure Group, Inc.	1,200	27,420
Service Corp. International	3,150	92,705
Sotheby’s	600	27,144
Tenneco, Inc. (a)	775	44,516
Texas Roadhouse, Inc.	2,150	80,474
Tumi Holdings, Inc. (a)	2,425	49,761
Tupperware Brands Corp.	350	22,589
Vitamin Shoppe, Inc. (a)	1,400	52,177
Williams Sonoma, Inc.	425	34,965
Wolverine World Wide, Inc.	1,300	37,024

		829,193

Consumer Staples (2.0%)
Flowers Foods, Inc.	2,900	61,335
United Natural Foods, Inc. (a)	800	50,944

		112,279

Energy (3.2%)
Dril-Quip, Inc. (a)	350	26,338
FMC Technologies, Inc. (a)	700	29,043
Forum Energy Technologies, Inc. (a)	2,850	57,798
Oceaneering International, Inc.	875	40,766
RPC, Inc.	2,200	30,426

		184,371

Financials (23.7%)
Artisan Partners Asset Management, Inc.	950	44,137
Bank of Hawaii Corp.	1,150	76,682
BioMed Realty Trust, Inc. (REIT)	1,725	33,362
BOK Financial Corp.	375	26,093
Brown & Brown, Inc.	1,250	41,074
Cincinnati Financial Corp.	525	26,345
Cohen & Steers, Inc.	825	28,116
Commerce Bancshares, Inc.	1,225	57,293
CoreSite Realty Corp. (REIT)	725	32,944
Cullen/Frost Bankers, Inc.	350	27,503
Digital Realty Trust, Inc. (REIT)	1,025	68,347
East West Bancorp, Inc.	2,275	101,965
Eaton Vance Corp.	1,300	50,869
Encore Capital Group, Inc. (a)	1,625	69,453
Horace Mann Educators Corp.	975	35,471
Jones Lang LaSalle, Inc.	700	119,700
LPL Financial Holdings, Inc.	575	26,732
MarketAxess Holdings, Inc.	725	67,258
SEI Investments Co.	1,800	88,253
Signature Bank (a)	650	95,153
SVB Financial Group (a)	625	89,987
Tanger Factory Outlet Centers, Inc. (REIT)	2,200	69,740
Texas Capital Bancshares, Inc. (a)	600	37,344
UMB Financial Corp.	775	44,191

		1,358,012

Health Care (15.6%)
Air Methods Corp. (a)	925	38,240
Anika Therapeutics, Inc. (a)	1,025	33,856

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
June 30, 2015 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Health Care, continued
Bio-Reference Laboratories, Inc. (a)	1,500	61,875
Bruker Corp. (a)	2,625	53,576
Centene Corp. (a)	875	70,349
Cyberonics, Inc. (a)	325	19,325
DENTSPLY International, Inc.	1,075	55,416
Haemonetics Corp. (a)	800	33,088
Masimo Corp. (a)	875	33,898
MEDNAX, Inc. (a)	925	68,552
Mettler-Toledo International, Inc. (a)	250	85,365
Quintiles Transnational Holdings, Inc. (a)	675	49,012
ResMed, Inc.	475	26,776
STERIS Corp.	1,150	74,106
The Cooper Companies, Inc.	425	75,636
Thoratec Corp. (a)	1,000	44,570
West Pharmaceutical Services, Inc.	1,250	72,600

		896,240

Industrials (15.9%)
Applied Industrial Technologies, Inc.	925	36,676
Chart Industries, Inc. (a)	775	27,706
CLARCOR, Inc.	775	48,236
Donaldson Co., Inc.	1,875	67,125
Franklin Electric Co., Inc.	975	31,522
Genesee & Wyoming, Inc., Class A (a)	575	43,804
Hub Group, Inc., Class A (a)	800	32,272
Hubbell, Inc., Class B	675	73,089
IDEX Corp.	500	39,290
Lincoln Electric Holdings, Inc.	875	53,279
Lindsay Corp.	325	28,571
Nordson Corp.	900	70,101
Sensata Technologies Holding NV (a)	1,200	63,288
The Middleby Corp. (a)	700	78,560
The Toro Co.	400	27,112
UniFirst Corp.	550	61,518
Valmont Industries, Inc.	350	41,605
Wabtec Corp.	750	70,679
Watts Water Technologies, Inc., Class A	400	20,740

		915,173

Information Technology (14.6%)
Coherent, Inc. (a)	375	23,805
CommVault Systems, Inc. (a)	775	32,868
ExlService Holdings, Inc. (a)	775	26,800
F5 Networks, Inc. (a)	375	45,131
FactSet Research Systems, Inc.	400	65,003
InterDigital, Inc.	625	35,556
IPG Photonics Corp. (a)	1,125	95,822
Plantronics, Inc.	1,125	63,349
Polycom, Inc. (a)	3,250	37,180
Power Integrations, Inc.	475	21,461
SolarWinds, Inc. (a)	950	43,824
Solera Holdings, Inc.	775	34,534
Synaptics, Inc. (a)	400	34,694
Syntel, Inc. (a)	1,900	90,212
Teradata Corp. (a)	1,175	43,475
Ubiquiti Networks, Inc.	2,350	75,000
WEX, Inc. (a)	600	68,382

		837,096

Materials (5.4%)
AptarGroup, Inc.	1,000	63,770
Calgon Carbon Corp.	3,000	58,140
International Flavors & Fragrances, Inc.	725	79,235
Minerals Technologies, Inc.	1,050	71,537

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
June 30, 2015 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Materials, continued
Silgan Holdings, Inc.	725	38,251

		310,933

Utilities (3.9%)
AGL Resources, Inc.	925	43,068
American States Water Co.	1,025	38,325
New Jersey Resources Corp.	925	25,484
ONE Gas, Inc.	1,425	60,648
Questar Corp.	2,800	58,548

		226,073

TOTAL COMMON STOCKS (Cost $4,551,606)		5,669,370

INVESTMENT COMPANIES (12.3%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	709,454	709,454

TOTAL INVESTMENT COMPANIES (Cost $709,454)		709,454

Total Investments (Cost $5,261,060) (c) — 111.0%		6,378,824
Liabilities in excess of other assets — (11.0)%		(630,035)

NET ASSETS — 100.0%		$5,748,789

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Small Cap Fund
June 30, 2015 (Unaudited)

COMMON STOCKS (99.0%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (14.4%)
Big Lots, Inc.	68,450	3,079,566
Bright Horizons Family Solutions, Inc. (a)	56,525	3,267,145
Cheesecake Factory, Inc.	98,000	5,344,430
Choice Hotels International, Inc.	78,000	4,231,500
Dorman Products, Inc. (a)	102,000	4,861,320
DSW, Inc., Class A	134,000	4,471,580
Gentherm, Inc. (a)	80,000	4,392,800
Hibbett Sports, Inc. (a)	57,500	2,678,350
Interval Leisure Group, Inc.	146,000	3,336,100
Sotheby’s	53,550	2,422,602
Tenneco, Inc. (a)	79,000	4,537,760
Texas Roadhouse, Inc.	123,000	4,603,890
Tumi Holdings, Inc. (a)	179,000	3,673,080
Tupperware Brands Corp.	38,700	2,497,698
Vitamin Shoppe, Inc. (a)	85,000	3,167,950
Wolverine World Wide, Inc.	99,000	2,819,520

		59,385,291

Consumer Staples (3.2%)
Darling Ingredients, Inc. (a)	106,000	1,553,960
Flowers Foods, Inc.	204,000	4,314,600
The Chefs’ Warehouse, Inc. (a)	111,000	2,357,640
United Natural Foods, Inc. (a)	76,000	4,839,680

		13,065,880

Energy (3.8%)
Dril-Quip, Inc. (a)	51,575	3,881,019
Forum Energy Technologies, Inc. (a)	242,000	4,907,760
Geospace Technologies Corp. (a)	76,000	1,751,800
Natural Gas Services Group, Inc. (a)	92,000	2,099,440
RPC, Inc.	219,000	3,028,770

		15,668,789

Financials (23.4%)
Artisan Partners Asset Management, Inc.	91,500	4,251,090
Bank of Hawaii Corp.	137,000	9,135,159
BBCN Bancorp, Inc.	294,000	4,348,260
BioMed Realty Trust, Inc. (REIT)	142,000	2,746,280
Cohen & Steers, Inc.	124,000	4,225,920
Commerce Bancshares, Inc.	101,000	4,723,770
CoreSite Realty Corp. (REIT)	123,500	5,611,840
Dime Community Bancshares, Inc.	125,000	2,117,500
DuPont Fabros Technology, Inc.
(REIT)	194,000	5,713,300
Eagle Bancorp, Inc. (a)	68,450	3,009,062
Encore Capital Group, Inc. (a)	149,000	6,368,260
First NBC Bank Holding Co. (a)	85,000	3,060,000
HFF, Inc., Class A	116,000	4,840,680
Horace Mann Educators Corp.	75,000	2,728,500
Independent Bank Corp.	80,000	3,751,200
Infinity Property & Casualty Corp.	27,750	2,104,560
Lakeland Financial Corp.	25,465	1,104,417
LPL Financial Holdings, Inc.	51,575	2,397,722
MarketAxess Holdings, Inc.	47,600	4,415,852
Tanger Factory Outlet Centers, Inc. (REIT)	151,500	4,802,550
Texas Capital Bancshares, Inc. (a)	53,550	3,332,952
Tompkins Financial Corp.	27,750	1,490,730
Trustmark Corp.	101,000	2,522,980
UMB Financial Corp.	80,000	4,561,600
Umpqua Holdings Corp.	215,000	3,867,850

		97,232,034

Health Care (14.1%)
Air Methods Corp. (a)	93,500	3,865,290
Anika Therapeutics, Inc. (a)	90,500	2,989,215
Atrion Corp.	2,585	1,014,121
Bio-Reference Laboratories, Inc. (a)	130,500	5,383,125
Bio-Techne Corp.	19,750	1,944,783
Bruker Corp. (a)	211,000	4,306,510
Cantel Medical Corp.	43,650	2,342,696
Computer Programs & Systems, Inc.	72,400	3,867,608
CorVel Corp. (a)	35,700	1,143,114
Cyberonics, Inc. (a)	43,650	2,595,429
Haemonetics Corp. (a)	104,000	4,301,440
IPC Healthcare, Inc. (a)	66,450	3,680,666
Masimo Corp. (a)	97,500	3,777,150
STERIS Corp.	88,500	5,702,940
Thoratec Corp. (a)	75,000	3,342,750
U.S. Physical Therapy, Inc.	25,750	1,410,070
West Pharmaceutical Services, Inc.	114,000	6,621,119

		58,288,026

Industrials (14.6%)
Applied Industrial Technologies, Inc.	102,500	4,064,125
Chart Industries, Inc. (a)	86,000	3,074,500
CLARCOR, Inc.	99,000	6,161,759
ESCO Technologies, Inc.	87,000	3,254,670
Franklin Electric Co., Inc.	144,000	4,655,520
Herman Miller, Inc.	142,000	4,108,060
Hub Group, Inc., Class A (a)	134,000	5,405,560
Lindsay Corp.	38,700	3,402,117
Team, Inc. (a)	94,000	3,783,500
Tennant Co.	92,000	6,011,280
The Toro Co.	30,725	2,082,541
UniFirst Corp.	62,475	6,987,829
Valmont Industries, Inc.	35,700	4,243,659
Watts Water Technologies, Inc., Class A	61,475	3,187,479

		60,422,599

Information Technology (16.2%)
Coherent, Inc. (a)	40,650	2,580,462
CommVault Systems, Inc. (a)	76,000	3,223,160
DHI Group, Inc. (a)	306,000	2,720,340
ExlService Holdings, Inc. (a)	61,000	2,109,380
InterDigital, Inc.	60,475	3,440,423
IPG Photonics Corp. (a)	58,500	4,982,738
Mellanox Technologies Ltd. (a)	42,300	2,055,357
Plantronics, Inc.	120,000	6,757,200
Polycom, Inc. (a)	292,000	3,340,480
Power Integrations, Inc.	79,000	3,569,220
SolarWinds, Inc. (a)	119,000	5,489,470
Solera Holdings, Inc.	79,000	3,520,240
Synaptics, Inc. (a)	53,550	4,644,659
Syntel, Inc. (a)	131,000	6,219,880
Ubiquiti Networks, Inc.	170,000	5,425,550
WEX, Inc. (a)	58,500	6,667,245

		66,745,804

Materials (5.3%)
AptarGroup, Inc.	65,475	4,175,341
Calgon Carbon Corp.	186,000	3,604,680
Minerals Technologies, Inc.	72,000	4,905,360
Quaker Chemical Corp.	67,450	5,992,258
Silgan Holdings, Inc.	63,475	3,348,941

		22,026,580

Utilities (4.0%)
American States Water Co.	82,000	3,065,980

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Small Cap Fund
June 30, 2015 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Utilities, continued
New Jersey Resources Corp.	102,000	2,810,100
ONE Gas, Inc.	135,000	5,745,600
Questar Corp.	231,000	4,830,210

		16,451,890

TOTAL COMMON STOCKS (Cost $335,510,057)		409,286,893

INVESTMENT COMPANIES (0.6%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	2,290,289	2,290,289

TOTAL INVESTMENT COMPANIES (Cost $2,290,289)		2,290,289

Total Investments (Cost $337,800,346) (c) — 99.6%		411,577,182
Other assets in excess of liabilities — 0.4%		1,559,259

NET ASSETS — 100.0%		$413,136,441

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Asset Management Fund
June 30, 2015 (Unaudited)

COMMON STOCKS (75.1%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (10.8%)
Advance Auto Parts, Inc.	5,000	796,450
Autoliv, Inc.	4,000	467,000
DIRECTV (a)	7,000	649,530
Dollar General Corp.	8,500	660,790
McDonald’s Corp.	7,000	665,490
NIKE, Inc., Class B	14,000	1,512,280
Nordstrom, Inc.	9,500	707,750
Omnicom Group, Inc.	13,000	903,370
Ross Stores, Inc.	22,000	1,069,420
The Home Depot, Inc.	2,000	222,260
Time Warner Cable, Inc.	7,000	1,247,190

		8,901,530

Consumer Staples (8.9%)
Colgate-Palmolive Co.	15,700	1,026,937
Costco Wholesale Corp.	9,200	1,242,552
CVS Health Corp.	7,500	786,600
General Mills, Inc.	19,000	1,058,680
PepsiCo, Inc.	12,500	1,166,750
Procter & Gamble Co.	14,000	1,095,360
Reckitt Benckiser Group PLC, Sponsored ADR	57,000	989,520

		7,366,399

Energy (4.0%)
Apache Corp.	10,000	576,300
BG Group PLC, Sponsored ADR	45,000	755,100
ConocoPhillips	22,500	1,381,725
Oceaneering International, Inc.	13,000	605,670

		3,318,795

Financials (12.0%)
American Express Co.	10,000	777,200
Chubb Corp.	11,000	1,046,540
Cincinnati Financial Corp.	20,000	1,003,600
Comerica, Inc.	17,000	872,440
Commerce Bancshares, Inc.	14,000	654,780
JPMorgan Chase & Co.	13,000	880,880
PNC Financial Services Group, Inc.	9,000	860,850
State Street Corp.	10,000	770,000
T. Rowe Price Group, Inc.	17,000	1,321,410
U.S. Bancorp	20,000	868,000
Wells Fargo & Co.	15,000	843,600

		9,899,300

Health Care (12.0%)
Abbott Laboratories	20,000	981,600
Becton, Dickinson & Co.	8,000	1,133,200
C.R. Bard, Inc.	5,500	938,850
Express Scripts Holding Co. (a)	11,000	978,340
Johnson & Johnson, Inc.	12,000	1,169,520
Medtronic PLC	12,500	926,250
Merck & Co., Inc.	11,100	631,923
Mettler-Toledo International, Inc. (a)	2,400	819,504
Quintiles Transnational Holdings, Inc. (a)	10,000	726,100
Stryker Corp.	9,000	860,130
Waters Corp. (a)	6,000	770,280

		9,935,697

Industrials (10.0%)
3M Co.	8,000	1,234,400
Deere & Co.	9,000	873,450
Donaldson Co., Inc.	14,000	501,200
Emerson Electric Co.	14,000	776,020
Illinois Tool Works, Inc.	11,000	1,009,690
Lincoln Electric Holdings, Inc.	9,500	578,455
Sensata Technologies Holding NV (a)	11,000	580,140
Union Pacific Corp.	7,600	724,812
United Parcel Service, Inc., Class B	9,000	872,190
W.W. Grainger, Inc.	4,650	1,100,423

		8,250,780

Information Technology (13.4%)
Accenture PLC, Class A	12,500	1,209,749
Apple, Inc.	15,000	1,881,375
Automatic Data Processing, Inc.	12,000	962,760
Cisco Systems, Inc.	33,000	906,180
EMC Corp.	30,000	791,700
Google, Inc., Class A (a)	900	486,036
Google, Inc., Class C (a)	902	469,500
International Business Machines Corp.	3,000	487,980
Microsoft Corp.	31,000	1,368,650
Oracle Corp.	22,000	886,600
QUALCOMM, Inc.	14,000	876,820
Visa, Inc.	12,000	805,800

		11,133,150

Materials (2.6%)
AptarGroup, Inc.	12,000	765,240
PPG Industries, Inc.	6,000	688,320
Praxair, Inc.	6,000	717,300

		2,170,860

Utilities (1.4%)
Consolidated Edison, Inc.	10,000	578,800
Eversource Energy	12,000	544,920

		1,123,720

TOTAL COMMON STOCKS (Cost $40,597,777)		62,100,231

CORPORATE BONDS (4.8%)
	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)

Consumer Discretionary (0.3%)
Leggett & Platt, Inc., 4.40%, 7/1/18	200,000	213,271

Consumer Staples (0.2%)
Campbell Soup Co., 4.50%, 2/15/19	150,000	160,798

Financials (2.2%)
American Express Co., 2.65%, 12/2/22	287,000	276,542
American Express Co., 7.00%, 3/19/18	250,000	283,703
Calvert Social Investment Foundation, Series NOTZ, 1.00%, 10/2/17 (b)	75,000	75,000
Export-Import Bank of Korea, 1.75%, 2/27/18	250,000	250,017
International Finance Corp., 0.63%, 11/15/16	250,000	249,934
JPMorgan Chase & Co., 3.15%, 7/5/16	250,000	255,100
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	318,288
North American Development Bank, 4.38%, 2/1/20	100,000	109,177
Wachovia Corp., 5.75%, 6/15/17	100,000	108,648

		1,926,409

Health Care (0.5%)
Becton, Dickinson & Co., 3.13%, 11/8/21	250,000	248,193

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Asset Management Fund
June 30, 2015 (Unaudited)

CORPORATE BONDS, CONTINUED
	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)

Health Care, continued
Merck & Co., Inc., 3.88%, 1/15/21, Callable 10/15/20 @ 100	150,000	160,933

		409,126

Industrials (0.1%)
Hubbell, Inc., 3.63%, 11/15/22	75,000	77,068

Information Technology (1.1%)
Apple, Inc., 2.85%, 5/6/21	350,000	355,430
Oracle Corp., 3.40%, 7/8/24, Callable
4/8/24 @ 100	300,000	301,104
Oracle Corp., 5.75%, 4/15/18	200,000	222,603

		879,137

Materials (0.3%)
Sigma-Aldrich Corp., 3.38%, 11/1/20, Callable 8/1/20 @ 100	200,000	207,855

Telecommunication Services (0.1%)
AT&T, Inc., 5.50%, 2/1/18	100,000	109,352

TOTAL CORPORATE BONDS (Cost $3,838,735)		3,983,016

MUNICIPAL BONDS (0.8%)
	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)

Illinois (0.2%):
Illinois State, GO, 5.00%, 6/1/27, NATL-RE FGIC, Callable 8/17/15 @ 100	200,000	200,140

Ohio (0.2%):
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100, Prerefunded 3/15/16 @ 100	150,000	154,382

Wisconsin (0.4%):
Wisconsin State, Build America Bonds, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	270,580

TOTAL MUNICIPAL BONDS (Cost $601,208)		625,102

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (18.4%)
	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)

Federal Farm Credit Bank
2.60%, 10/6/22	250,000	251,882
2.75%, 7/16/27	250,000	244,427
2.85%, 3/2/28	750,000	723,818
5.38%, 11/10/20	250,000	291,542

		1,511,669

Federal Home Loan Bank
0.63%, 12/28/16	750,000	751,058
2.50%, 3/11/22	200,000	202,942
2.88%, 6/14/24	1,000,000	1,014,109
2.88%, 9/13/24	1,000,000	1,010,522
3.25%, 6/9/23	850,000	894,712
5.25%, 12/11/20	200,000	235,453
5.25%, 8/15/22	1,000,000	1,186,480
5.50%, 7/15/36	700,000	907,459

		6,202,735

Federal Home Loan Mortgage Corporation
1.00%, 3/8/17	1,000,000	1,006,467
2.38%, 1/13/22	2,750,000	2,785,972

		3,792,439

Federal National Mortgage Association
0.88%, 12/20/17	1,000,000	999,363
1.75%, 11/26/19	500,000	502,944

		1,502,307

Government National Mortgage Association
4.00%, 9/15/40	94,644	100,919
4.00%, 9/15/41	326,056	347,507
6.50%, 5/15/32	21,877	24,981

		473,407

U.S. Treasury Inflation Index Note
0.63%, 7/15/21	250,000	271,215
1.25%, 7/15/20	1,250,000	1,452,735

		1,723,950

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,873,554)		15,206,507

INVESTMENT COMPANIES (0.7%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (c)	553,148	553,148

TOTAL INVESTMENT COMPANIES (Cost $553,148)		553,148

Total Investments (Cost $60,464,422) (d) — 99.8%		82,468,004
Other assets in excess of liabilities — 0.2%		177,972

NET ASSETS — 100.0%		$82,645,976

(a)	Non-income producing security.
(b)	Illiquid Security.
(c)	Rate disclosed is the seven day yield as of June 30, 2015.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depositary Receipt
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Equity Fund
June 30, 2015 (Unaudited)

COMMON STOCKS (100.1%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (14.3%)
Advance Auto Parts, Inc.	11,000	1,752,190
Autoliv, Inc.	9,000	1,050,750
DIRECTV (a)	18,000	1,670,220
Dollar General Corp.	20,000	1,554,800
McDonald’s Corp.	15,000	1,426,050
NIKE, Inc., Class B	33,000	3,564,660
Nordstrom, Inc.	30,000	2,235,000
Omnicom Group, Inc.	37,500	2,605,875
Ross Stores, Inc.	48,000	2,333,280
The TJX Cos., Inc.	3,000	198,510
Time Warner Cable, Inc.	18,000	3,207,060

		21,598,395

Consumer Staples (12.0%)
Colgate-Palmolive Co.	40,000	2,616,400
Costco Wholesale Corp.	20,000	2,701,200
CVS Health Corp.	18,800	1,971,744
General Mills, Inc.	45,000	2,507,400
PepsiCo, Inc.	35,000	3,266,900
Procter & Gamble Co.	36,000	2,816,640
Reckitt Benckiser Group PLC, Sponsored ADR	125,000	2,170,000

		18,050,284

Energy (5.3%)
Apache Corp.	18,000	1,037,340
BG Group PLC, Sponsored ADR	105,000	1,761,900
ConocoPhillips	57,000	3,500,370
Oceaneering International, Inc.	36,500	1,700,535

		8,000,145

Financials (15.3%)
American Express Co.	20,000	1,554,400
BB&T Corp.	5,000	201,550
Chubb Corp.	21,000	1,997,940
Cincinnati Financial Corp.	50,000	2,509,000
Comerica, Inc.	41,000	2,104,120
JPMorgan Chase & Co.	30,000	2,032,800
Northern Trust Corp.	15,000	1,146,900
PNC Financial Services Group, Inc.	24,000	2,295,600
State Street Corp.	22,000	1,694,000
T. Rowe Price Group, Inc.	41,000	3,186,930
U.S. Bancorp	50,000	2,170,000
Wells Fargo & Co.	40,000	2,249,600

		23,142,840

Health Care (16.0%)
Abbott Laboratories	30,000	1,472,400
Becton, Dickinson & Co.	20,000	2,833,000
C.R. Bard, Inc.	13,000	2,219,100
DENTSPLY International, Inc.	23,000	1,185,650
Express Scripts Holding Co. (a)	32,000	2,846,080
Johnson & Johnson, Inc.	28,000	2,728,880
Medtronic PLC	30,000	2,223,000
Merck & Co., Inc.	25,000	1,423,250
Mettler-Toledo International, Inc. (a)	5,900	2,014,614
Quintiles Transnational Holdings, Inc. (a)	23,000	1,670,030
Stryker Corp.	20,000	1,911,400
Waters Corp. (a)	13,000	1,668,940

		24,196,344

Industrials (14.3%)
3M Co.	18,000	2,777,400
Deere & Co.	18,000	1,746,900
Donaldson Co., Inc.	25,000	895,000
Emerson Electric Co.	41,000	2,272,630
Hubbell, Inc., Class B	13,000	1,407,640
Illinois Tool Works, Inc.	24,000	2,202,960
Lincoln Electric Holdings, Inc.	28,000	1,704,920
Sensata Technologies Holding NV (a)	28,000	1,476,720
Union Pacific Corp.	25,000	2,384,250
United Parcel Service, Inc., Class B	19,000	1,841,290
W.W. Grainger, Inc.	12,000	2,839,800

		21,549,510

Information Technology (17.6%)
Accenture PLC, Class A	35,000	3,387,299
Apple, Inc.	36,000	4,515,300
Automatic Data Processing, Inc.	23,000	1,845,290
Cisco Systems, Inc.	75,000	2,059,500
EMC Corp.	80,000	2,111,200
Google, Inc., Class A (a)	2,600	1,404,104
Google, Inc., Class C (a)	2,607	1,356,970
International Business Machines Corp.	2,000	325,320
Microsoft Corp.	77,000	3,399,550
Oracle Corp.	60,000	2,418,000
QUALCOMM, Inc.	34,000	2,129,420
Visa, Inc.	26,000	1,745,900

		26,697,853

Materials (3.4%)
AptarGroup, Inc.	27,000	1,721,790
PPG Industries, Inc.	16,000	1,835,520
Praxair, Inc.	13,000	1,554,150

		5,111,460

Utilities (1.9%)
Consolidated Edison, Inc.	25,000	1,447,000
Eversource Energy	30,000	1,362,300

		2,809,300

TOTAL COMMON STOCKS (Cost $95,838,956)		151,156,131

INVESTMENT COMPANIES (0.7%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	995,135	995,135

TOTAL INVESTMENT COMPANIES (Cost $995,135)		995,135

Total Investments (Cost $96,834,091) (c) — 100.8%		152,151,266
Liabilities in excess of other assets — (0.8)%		(1,246,691)

NET ASSETS — 100.0%		$150,904,575

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Midcap Fund
June 30, 2015 (Unaudited)

COMMON STOCKS (98.2%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (15.5%)
Advance Auto Parts, Inc.	3,100	493,799
Autoliv, Inc.	3,500	408,625
Dollar General Corp.	5,000	388,700
Hasbro, Inc.	6,725	502,963
LKQ Corp. (a)	11,000	332,695
Nordstrom, Inc.	8,550	636,975
Omnicom Group, Inc.	10,000	694,900
O’Reilly Automotive, Inc. (a)	2,700	610,145
Ross Stores, Inc.	12,150	590,612
Sally Beauty Holdings, Inc. (a)	12,500	394,750
Williams Sonoma, Inc.	4,500	370,215

		5,424,379

Consumer Staples (7.9%)
Campbell Soup Co.	8,700	414,555
Church & Dwight Co., Inc.	10,000	811,299
McCormick & Co., Inc.	6,650	538,318
The Clorox Co.	5,875	611,118
Whole Foods Market, Inc.	10,000	394,400

		2,769,690

Energy (4.3%)
Cabot Oil & Gas Corp.	6,250	197,125
Dril-Quip, Inc. (a)	5,000	376,250
Energen Corp.	4,400	300,520
FMC Technologies, Inc. (a)	7,950	329,846
Oceaneering International, Inc.	6,400	298,176

		1,501,917

Financials (19.0%)
Bank of Hawaii Corp.	3,725	248,383
BioMed Realty Trust, Inc. (REIT)	15,000	290,100
BOK Financial Corp.	4,925	342,682
Brown & Brown, Inc.	10,500	345,030
Chubb Corp.	4,000	380,560
Cincinnati Financial Corp.	10,100	506,818
Comerica, Inc.	6,900	354,107
Commerce Bancshares, Inc.	7,037	329,120
Cullen/Frost Bankers, Inc.	4,400	345,752
Digital Realty Trust, Inc. (REIT)	4,425	295,059
East West Bancorp, Inc.	7,875	352,958
Eaton Vance Corp.	9,125	357,061
Jones Lang LaSalle, Inc.	2,850	487,350
Northern Trust Corp.	9,375	716,812
SEI Investments Co.	8,725	427,787
Signature Bank (a)	1,800	263,502
T. Rowe Price Group, Inc.	7,750	602,408

		6,645,489

Health Care (15.3%)
C.R. Bard, Inc.	4,425	755,347
DENTSPLY International, Inc.	8,625	444,619
Laboratory Corp. of America Holdings (a)	3,000	363,660
MEDNAX, Inc. (a)	5,075	376,108
Mettler-Toledo International, Inc. (a)	1,825	623,164
Quintiles Transnational Holdings, Inc. (a)	5,675	412,062
ResMed, Inc.	4,425	249,437
St. Jude Medical, Inc.	9,025	659,457
The Cooper Companies, Inc.	3,300	587,301
Varian Medical Systems, Inc. (a)	3,650	307,805
Waters Corp. (a)	4,450	571,291

		5,350,251

Industrials (15.4%)
AMETEK, Inc.	9,000	493,020
CLARCOR, Inc.	5,175	322,092
Donaldson Co., Inc.	12,775	457,345
Dover Corp.	3,175	222,822
Graco, Inc.	3,500	248,605
Hubbell, Inc., Class B	5,100	552,228
IDEX Corp.	4,775	375,220
Lincoln Electric Holdings, Inc.	6,300	383,607
Nordson Corp.	5,425	422,553
Sensata Technologies Holding NV (a)	7,500	395,550
W.W. Grainger, Inc.	3,000	709,950
Wabtec Corp.	8,500	801,039

		5,384,031

Information Technology (12.7%)
Check Point Software Technologies Ltd. (a)	6,000	477,300
Citrix Systems, Inc. (a)	5,150	361,324
F5 Networks, Inc. (a)	4,450	535,558
FactSet Research Systems, Inc.	3,650	593,161
Fiserv, Inc. (a)	6,350	525,970
IPG Photonics Corp. (a)	3,100	264,043
Juniper Networks, Inc.	12,000	311,640
NetApp, Inc.	7,750	244,590
Paychex, Inc.	7,875	369,180
Syntel, Inc. (a)	8,850	420,198
Teradata Corp. (a)	8,650	320,050

		4,423,014

Materials (4.5%)
AptarGroup, Inc.	9,075	578,713
Ball Corp.	5,500	385,825
International Flavors & Fragrances, Inc.
	5,425	592,898

		1,557,436

Utilities (3.6%)
AGL Resources, Inc.	4,200	195,552
Eversource Energy	7,833	355,697
ONE Gas, Inc.	8,000	340,480
Questar Corp.	17,500	365,925

		1,257,654

TOTAL COMMON STOCKS (Cost $24,511,815)		34,313,861

INVESTMENT COMPANIES (3.1%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	1,096,566	1,096,566

TOTAL INVESTMENT COMPANIES (Cost $1,096,566)		1,096,566

Total Investments (Cost $25,608,381) (c) — 101.3%		35,410,427
Liabilities in excess of other assets — (1.3)%		(447,975)

NET ASSETS — 100.0%		$34,962,452

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden SMID Cap Innovations Fund
June 30, 2015 (Unaudited)

COMMON STOCKS (97.9%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (14.4%)
Big Lots, Inc.	4,750	213,703
Bright Horizons Family Solutions, Inc. (a)	6,625	382,925
Cheesecake Factory, Inc.	6,100	332,664
Choice Hotels International, Inc.	4,925	267,181
Dorman Products, Inc. (a)	5,900	281,194
DSW, Inc., Class A	7,475	249,441
Gentherm, Inc. (a)	5,650	310,242
Interval Leisure Group, Inc.	6,475	147,954
Sotheby’s	3,200	144,768
Tenneco, Inc. (a)	4,125	236,940
Texas Roadhouse, Inc.	10,675	399,564
Tumi Holdings, Inc. (a)	12,325	252,909
Tupperware Brands Corp.	1,800	116,172
Vitamin Shoppe, Inc. (a)	7,500	279,525
Williams Sonoma, Inc.	4,825	396,952
Wolverine World Wide, Inc.	7,075	201,496

		4,213,630

Consumer Staples (2.0%)
Flowers Foods, Inc.	14,675	310,376
United Natural Foods, Inc. (a)	4,375	278,600

		588,976

Energy (3.3%)
Dril-Quip, Inc. (a)	1,775	133,569
FMC Technologies, Inc. (a)	3,750	155,588
Forum Energy Technologies, Inc. (a)	14,100	285,947
Oceaneering International, Inc.	4,500	209,655
RPC, Inc.	11,950	165,269

		950,028

Financials (23.6%)
Artisan Partners Asset Management, Inc.	4,975	231,139
Bank of Hawaii Corp.	5,725	381,743
BioMed Realty Trust, Inc. (REIT)	10,200	197,268
BOK Financial Corp.	1,925	133,942
Brown & Brown, Inc.	6,825	224,269
Cincinnati Financial Corp.	2,850	143,013
Cohen & Steers, Inc.	4,700	160,176
Commerce Bancshares, Inc.	5,868	274,446
CoreSite Realty Corp. (REIT)	5,075	230,608
Cullen/Frost Bankers, Inc.	1,800	141,444
Digital Realty Trust, Inc. (REIT)	4,775	318,397
East West Bancorp, Inc.	11,325	507,586
Eaton Vance Corp.	7,225	282,714
Encore Capital Group, Inc. (a)	8,325	355,811
Horace Mann Educators Corp.	5,175	188,267
Jones Lang LaSalle, Inc.	3,400	581,400
LPL Financial Holdings, Inc.	2,975	138,308
MarketAxess Holdings, Inc.	3,475	322,376
SEI Investments Co.	8,875	435,141
Signature Bank (a)	2,950	431,851
SVB Financial Group (a)	3,000	431,940
Tanger Factory Outlet Centers, Inc. (REIT)	10,600	336,020
Texas Capital Bancshares, Inc. (a)	3,325	206,948
UMB Financial Corp.	4,250	242,335

		6,897,142

Health Care (15.1%)
Air Methods Corp. (a)	3,175	131,255
Anika Therapeutics, Inc. (a)	5,250	173,408
Bio-Reference Laboratories, Inc. (a)	7,275	300,094
Bruker Corp. (a)	13,625	278,086
Centene Corp. (a)	4,200	337,680
Cyberonics, Inc. (a)	1,675	99,596
DENTSPLY International, Inc.	5,725	295,124
Haemonetics Corp. (a)	4,250	175,780
Masimo Corp. (a)	4,175	161,740
MEDNAX, Inc. (a)	4,475	331,642
Mettler-Toledo International, Inc. (a)	1,225	418,289
Quintiles Transnational Holdings, Inc. (a)	3,225	234,167
ResMed, Inc.	2,650	149,381
STERIS Corp.	5,525	356,030
The Cooper Companies, Inc.	2,050	364,838
Thoratec Corp. (a)	5,325	237,335
West Pharmaceutical Services, Inc.	6,150	357,191

		4,401,636

Industrials (15.8%)
Applied Industrial Technologies, Inc.	4,925	195,276
Chart Industries, Inc. (a)	3,800	135,850
CLARCOR, Inc.	3,925	244,292
Donaldson Co., Inc.	9,050	323,990
Franklin Electric Co., Inc.	5,575	180,240
Genesee & Wyoming, Inc., Class A (a)	3,000	228,540
Hub Group, Inc., Class A (a)	5,070	204,524
Hubbell, Inc., Class B	3,325	360,031
IDEX Corp.	2,525	198,415
Lincoln Electric Holdings, Inc.	3,975	242,038
Lindsay Corp.	1,800	158,238
Nordson Corp.	4,350	338,821
Sensata Technologies Holding NV (a)	5,950	313,803
The Middleby Corp. (a)	3,550	398,416
The Toro Co.	2,125	144,033
UniFirst Corp.	2,675	299,199
Valmont Industries, Inc.	1,725	205,051
Wabtec Corp.	3,650	343,975
Watts Water Technologies, Inc., Class A	2,125	110,181

		4,624,913

Information Technology (14.5%)
Coherent, Inc. (a)	1,925	122,199
CommVault Systems, Inc. (a)	3,100	131,471
ExlService Holdings, Inc. (a)	4,225	146,101
F5 Networks, Inc. (a)	1,575	189,551
FactSet Research Systems, Inc.	2,200	357,522
InterDigital, Inc.	3,350	190,582
IPG Photonics Corp. (a)	5,500	468,463
Plantronics, Inc.	5,300	298,443
Polycom, Inc. (a)	16,450	188,188
Power Integrations, Inc.	2,600	117,468
SolarWinds, Inc. (a)	5,400	249,102
Solera Holdings, Inc.	4,125	183,810
Synaptics, Inc. (a)	2,275	197,322
Syntel, Inc. (a)	9,425	447,498
Teradata Corp. (a)	6,450	238,650
Ubiquiti Networks, Inc.	11,850	378,192
WEX, Inc. (a)	2,875	327,664

		4,232,226

Materials (5.2%)
AptarGroup, Inc.	5,275	336,387
Calgon Carbon Corp.	14,600	282,948
International Flavors & Fragrances, Inc.	3,400	371,586
Minerals Technologies, Inc.	4,700	320,211
Silgan Holdings, Inc.	3,950	208,402

		1,519,534

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden SMID Cap Innovations Fund
June 30, 2015 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Utilities (4.0%)
AGL Resources, Inc.	5,025	233,964
American States Water Co.	5,475	204,710
New Jersey Resources Corp.	4,925	135,684
ONE Gas, Inc.	7,200	306,432
Questar Corp.	14,275	298,490

		1,179,280

TOTAL COMMON STOCKS (Cost $23,389,093)		28,607,365

INVESTMENT COMPANIES (2.3%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	668,430	668,430

TOTAL INVESTMENT COMPANIES (Cost $668,430)		668,430

Total Investments (Cost $24,057,523) (c) — 100.2%		29,275,795
Liabilities in excess of other assets — (0.2)%		(70,388)

NET ASSETS — 100.0%		$29,205,407

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Small Cap Innovations Fund
June 30, 2015 (Unaudited)

COMMON STOCKS (99.1%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (14.4%)
Big Lots, Inc.	13,800	620,862
Bright Horizons Family Solutions, Inc. (a)	11,100	641,580
Cheesecake Factory, Inc.	18,900	1,030,712
Choice Hotels International, Inc.	15,000	813,750
Dorman Products, Inc. (a)	20,200	962,732
DSW, Inc., Class A	27,500	917,675
Gentherm, Inc. (a)	16,300	895,033
Hibbett Sports, Inc. (a)	12,900	600,882
Interval Leisure Group, Inc.	28,900	660,365
Sotheby’s	12,300	556,452
Tenneco, Inc. (a)	16,400	942,016
Texas Roadhouse, Inc.	24,500	917,035
Tumi Holdings, Inc. (a)	37,300	765,396
Tupperware Brands Corp.	7,800	503,412
Vitamin Shoppe, Inc. (a)	17,600	655,952
Wolverine World Wide, Inc.	20,900	595,232

		12,079,086

Consumer Staples (3.3%)
Darling Ingredients, Inc. (a)	22,600	331,316
Flowers Foods, Inc.	44,500	941,175
The Chefs’ Warehouse, Inc. (a)	23,000	488,520
United Natural Foods, Inc. (a)	15,900	1,012,512

		2,773,523

Energy (3.7%)
Dril-Quip, Inc. (a)	9,700	729,925
Forum Energy Technologies, Inc. (a)	48,300	979,524
Geospace Technologies Corp. (a)	16,000	368,800
Natural Gas Services Group, Inc. (a)	16,900	385,658
RPC, Inc.	44,800	619,584

		3,083,491

Financials (23.7%)
Artisan Partners Asset Management, Inc.	18,000	836,280
Bank of Hawaii Corp.	27,700	1,847,035
BBCN Bancorp, Inc.	59,600	881,484
BioMed Realty Trust, Inc. (REIT)	28,800	556,992
Cohen & Steers, Inc.	25,300	862,224
Commerce Bancshares, Inc.	20,300	949,431
CoreSite Realty Corp. (REIT)	25,300	1,149,632
Dime Community Bancshares, Inc.	24,500	415,030
DuPont Fabros Technology, Inc. (REIT)	40,000	1,178,000
Eagle Bancorp, Inc. (a)	13,400	589,064
Encore Capital Group, Inc. (a)	30,800	1,316,392
First NBC Bank Holding Co. (a)	16,500	594,000
HFF, Inc., Class A	23,200	968,136
Horace Mann Educators Corp.	16,500	600,270
Independent Bank Corp.	16,600	778,374
Infinity Property & Casualty Corp.	5,500	417,120
Lakeland Financial Corp.	5,035	218,368
LPL Financial Holdings, Inc.	10,350	481,172
MarketAxess Holdings, Inc.	9,500	881,315
Tanger Factory Outlet Centers, Inc. (REIT)	30,800	976,360
Texas Capital Bancshares, Inc. (a)	11,100	690,864
Tompkins Financial Corp.	5,300	284,716
Trustmark Corp.	20,900	522,082
UMB Financial Corp.	16,300	929,426
Umpqua Holdings Corp.	44,200	795,158

		19,718,925

Health Care (14.1%)
Air Methods Corp. (a)	18,000	744,120
Anika Therapeutics, Inc. (a)	18,000	594,540
Atrion Corp.	535	209,886
Bio-Reference Laboratories, Inc. (a)	25,000	1,031,250
Bio-Techne Corp.	4,000	393,880
Bruker Corp. (a)	42,100	859,261
Cantel Medical Corp.	9,000	483,030
Computer Programs & Systems, Inc.	14,800	790,616
CorVel Corp. (a)	7,200	230,544
Cyberonics, Inc. (a)	8,900	529,194
Haemonetics Corp. (a)	20,900	864,424
IPC Healthcare, Inc. (a)	13,400	742,226
Masimo Corp. (a)	21,600	836,784
STERIS Corp.	17,800	1,147,032
Thoratec Corp. (a)	15,300	681,921
U.S. Physical Therapy, Inc.	4,925	269,693
West Pharmaceutical Services, Inc.	23,400	1,359,072

		11,767,473

Industrials (14.5%)
Applied Industrial Technologies, Inc.	19,100	757,315
Chart Industries, Inc. (a)	17,100	611,325
CLARCOR, Inc.	20,000	1,244,800
ESCO Technologies, Inc.	17,800	665,898
Franklin Electric Co., Inc.	28,100	908,473
Herman Miller, Inc.	28,800	833,184
Hub Group, Inc., Class A (a)	26,300	1,060,942
Lindsay Corp.	8,000	703,280
Team, Inc. (a)	19,000	764,750
Tennant Co.	18,400	1,202,256
The Toro Co.	6,000	406,680
UniFirst Corp.	12,600	1,409,310
Valmont Industries, Inc.	7,300	867,751
Watts Water Technologies, Inc., Class A	13,500	699,975

		12,135,939

Information Technology (16.0%)
Coherent, Inc. (a)	8,100	514,188
CommVault Systems, Inc. (a)	11,300	479,233
DHI Group, Inc. (a)	62,200	552,958
ExlService Holdings, Inc. (a)	12,500	432,250
InterDigital, Inc.	12,100	688,369
IPG Photonics Corp. (a)	12,500	1,064,688
Mellanox Technologies Ltd. (a)	8,400	408,156
Plantronics, Inc.	24,500	1,379,594
Polycom, Inc. (a)	58,400	668,096
Power Integrations, Inc.	16,300	736,434
SolarWinds, Inc. (a)	25,000	1,153,250
Solera Holdings, Inc.	15,000	668,400
Synaptics, Inc. (a)	10,200	884,697
Syntel, Inc. (a)	26,500	1,258,220
Ubiquiti Networks, Inc.	34,300	1,094,685
WEX, Inc. (a)	12,500	1,424,625

		13,407,843

Materials (5.4%)
AptarGroup, Inc.	13,100	835,387
Calgon Carbon Corp.	38,600	748,068
Minerals Technologies, Inc.	15,200	1,035,576
Quaker Chemical Corp.	14,200	1,261,528
Silgan Holdings, Inc.	12,200	643,672

		4,524,231

Utilities (4.0%)
American States Water Co.	18,000	673,020
New Jersey Resources Corp.	21,100	581,305
ONE Gas, Inc.	27,000	1,149,120

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Small Cap Innovations Fund
June 30, 2015 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Utilities, continued
Questar Corp.	46,000	961,860

		3,365,305

TOTAL COMMON STOCKS (Cost $67,799,481)		82,855,816

INVESTMENT COMPANIES (0.6%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	467,025	467,025

TOTAL INVESTMENT COMPANIES (Cost $467,025)		467,025

Total Investments (Cost $68,266,506) (c) — 99.7%		83,322,841
Other assets in excess of liabilities — 0.3%		281,917

NET ASSETS — 100.0%		$83,604,758

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden International Equity Fund
June 30, 2015 (Unaudited)

COMMON STOCKS (98.6%)
Security Description	Shares	Fair Value ($)

Australia (6.5%)
Australia & New Zealand Banking Group Ltd.	2,180	54,149
Commonwealth Bank of Australia	1,800	118,206
CSL Ltd.	760	50,694
Origin Energy Ltd.	5,350	49,400
Telstra Corp. Ltd.	11,375	53,877
Westpac Banking Corp.	3,780	93,746
Woodside Petroleum Ltd.	1,875	49,510

		469,582

Belgium (1.3%)
Colruyt SA	1,145	51,264
Delhaize Group SA	520	42,929

		94,193

Canada (7.6%)
ARC Resources Ltd.	2,900	49,696
Bank of Montreal	30	1,778
BCE, Inc.	1,145	48,650
Canadian National Railway Co.	845	48,759
Great-West Lifeco, Inc.	1,775	51,681
Magna International, Inc.	930	52,205
Metro, Inc.	1,875	50,328
Rogers Communications, Inc.	1,555	55,162
Royal Bank of Canada	1,440	88,073
The Bank of Nova Scotia	940	48,528
The Toronto-Dominion Bank	1,245	52,879

		547,739

Denmark (1.6%)
Novo Nordisk A/S	1,160	63,211
Novozymes A/S	1,140	54,199

		117,410

Finland (0.7%)
Kone OYJ	1,260	51,125

		51,125

France (8.9%)
Air Liquide SA	415	52,482
AXA SA	2,570	64,830
Danone SA	730	47,188
Dassault Systemes	725	52,708
Essilor International SA	415	49,498
Imerys SA	730	55,822
Legrand SA	935	52,489
L’Oreal SA	320	57,073
Publicis Groupe SA	725	53,597
Schneider Electric SE	730	50,394
Suez Environnement Co.	2,700	50,217
Technip SA	830	51,367

		637,665

Germany (8.0%)
Allianz SE	315	49,053
Beiersdorf AG	620	51,930
Deutsche Boerse AG	625	51,729
Fresenius SE & Co. KGaA	830	53,245
Fuchs Petrolub SE	1,250	52,788
Hannover Rueck SE	520	50,307
Henkel AG & Co. KGaA	520	49,554
Linde AG	310	58,710
Merck KGaA	520	51,809
Muenchener Rueckversicherungs-Gesellschaft AG	310	54,945
SAP AG	740	51,638

		575,708

Hong Kong (2.1%)
Hang Lung Properties Ltd.	16,550	49,215
Hang Seng Bank Ltd.	2,620	51,208
MTR Corp. Ltd.	11,370	52,953

		153,376

Ireland (1.5%)
Experian PLC	2,810	51,164
Shire PLC	735	58,831

		109,995

Israel (0.7%)
Check Point Software Technologies Ltd. (a)	600	47,730

		47,730

Italy (1.5%)
Luxottica Group SpA	800	53,194
Snam SpA	10,900	51,857

		105,051

Japan (21.6%)
Astellas Pharma, Inc.	3,650	52,064
Benesse Holdings, Inc.	1,960	49,172
Canon, Inc.	1,575	51,258
Central Japan Railway Co.	315	56,902
Chugai Pharmaceutical Co. Ltd.	1,700	58,695
Daiwa House Industry Co. Ltd.	2,190	51,059
Denso Corp.	1,035	51,560
East Japan Railway Co.	625	56,233
Fast Retailing Co. Ltd.	105	47,673
INPEX Corp.	4,275	48,612
JSR Corp.	3,000	53,052
KDDI Corp.	2,280	55,039
Mitsubishi Electric Corp.	4,175	53,974
Nippon Telegraph & Telephone Corp.	2,080	75,359
Nitto Denko Corp.	725	59,602
Nomura Research Institute Ltd.	1,400	54,801
NTT DOCOMO, Inc.	2,810	53,826
Oriental Land Co. Ltd.	825	52,688
Secom Co. Ltd.	835	54,213
Sumitomo Mitsui Financial Group, Inc.	1,350	60,225
Terumo Corp.	2,400	57,602
The Chiba Bank Ltd.	6,245	47,614
The Hachijuni Bank Ltd.	7,240	54,668
The Shizuoka Bank Ltd.	5,180	54,141
Tokio Marine Holdings, Inc.	1,350	56,198
Toyota Motor Corp.	1,300	87,145
Yahoo Japan Corp.	12,635	51,007
Yamato Holdings Co. Ltd.	2,675	51,797

		1,556,179

Luxembourg (0.7%)
Tenaris SA	3,630	48,880

		48,880

Netherlands (2.1%)
Akzo Nobel NV	730	53,112
Koninklijke Ahold NV	2,500	46,818
Koninklijke Vopak NV	1,040	52,475

		152,405

Norway (0.7%)
Statoil ASA	2,805	50,146

		50,146

Singapore (1.4%)
ComfortDelGro Corp. Ltd.	22,650	52,651
Singapore Exchange Ltd.	8,880	51,638

		104,289

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden International Equity Fund
June 30, 2015 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)
Spain (3.2%)
Banco Bilbao Vizcaya Argentaria SA	8,000	78,403
Bankinter SA	6,850	50,617
Gas Natural SDG SA	2,200	49,881
Inditex SA	1,500	48,749

		227,650

Sweden (2.7%)
Atlas Copco AB	1,800	50,401
Nordea Bank AB	6,250	77,996
Svenska Handelsbanken AB	4,520	66,009

		194,406

Switzerland (8.8%)
ABB Ltd.	2,295	48,075
Cie Financiere Richemont SA	625	50,852
Givaudan SA	31	53,662
Nestle SA	1,850	133,599
Novartis AG	1,740	171,543
Roche Holding AG	415	116,326
SGS SA	31	56,581

		630,638

United Kingdom (17.0%)
Aberdeen Asset Management PLC	8,075	51,251
Admiral Group PLC	2,320	50,552
Burberry Group PLC	2,070	51,088
Compass Group PLC	3,015	49,876
Croda International PLC	1,200	51,880
easyJet PLC	2,170	52,704
Investec PLC	6,700	60,207
ITV PLC	12,900	53,361
J Sainsbury PLC	13,575	56,579
Johnson Matthey PLC	1,040	49,636
Legal & General Group PLC	13,075	51,126
Marks & Spencer Group PLC	6,100	51,365
National Grid PLC	4,000	51,353
Next PLC	520	60,860
Petrofac Ltd.	3,800	55,250
Reckitt Benckiser Group PLC	635	54,747
RELX PLC	3,200	52,031
Schroders PLC	1,060	52,888
Severn Trent PLC	1,560	51,000
Smiths Group PLC	2,900	51,436
Unilever PLC	2,670	114,511
WPP PLC	2,310	51,749

		1,225,450

TOTAL COMMON STOCKS (Cost $7,319,520)		7,099,617

INVESTMENT COMPANIES (1.1%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	76,321	76,321

TOTAL INVESTMENT COMPANIES (Cost $76,321)		76,321

Total Investments (Cost $7,395,841) (c) — 99.7%		7,175,938
Other assets in excess of liabilities — 0.3%		21,133

NET ASSETS — 100.0%		$7,197,071

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

PLC	Public Limited Company

The Fund invested, as a percentage of net assets at value, in the following industries as of June 30, 2015:

Percentage of Total
Industry	Net Assets

Financials	24.8%
Consumer Discretionary	12.8%
Industrials	12.4%
Consumer Staples	10.7%
Health Care	10.7%
Materials	8.3%
Energy	6.4%
Telecommunication Services	4.7%
Information Technology	4.3%
Utilities	3.5%
Investment Companies	1.1%
Other net assets	0.3%

Total	100.0%

See Notes to Financial Statements

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2015
(Unaudited)

1. Security Valuation:

The Boston Trust & Walden Funds (the “Funds”) record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Funds’ Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Funds may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. If market prices are not readily available or, in the opinion of Boston Trust Investment Management, Inc. (the “Adviser”), market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board.

Investments in investment companies and money market funds are valued at net asset value per share.

Fair Value Measurements:
The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Open-end investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Funds’ investments based on the three levels defined above:

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2015
(Unaudited)

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities

Boston Trust Asset Management Fund
Common Stocks[1]	$272,653,088	$—	$272,653,088
Corporate Bonds[1]	—	9,722,670	9,722,670
Municipal Bonds[2]	—	6,062,448	6,062,448
U.S. Government & U.S. Government Agency Obligations	—	58,570,154	58,570,154
Investment Companies	7,756,711	—	7,756,711

Total	280,409,799	74,355,272	354,765,071
Boston Trust Equity Fund
Common Stocks[1]	107,497,501	—	107,497,501
Investment Companies	1,111,681	—	1,111,681

Total	108,609,182	—	108,609,182
Boston Trust Midcap Fund
Common Stocks[1]	46,050,702	—	46,050,702
Investment Companies	1,165,385	—	1,165,385

Total	47,216,087	—	47,216,087
Boston Trust SMID Cap Fund
Common Stocks[1]	5,669,370	—	5,669,370
Investment Companies	709,454	—	709,454

Total	6,378,824	—	6,378,824
Boston Trust Small Cap Fund
Common Stocks[1]	409,286,893	—	409,286,893
Investment Companies	2,290,289	—	2,290,289

Total	411,577,182	—	411,577,182
Walden Asset Management Fund
Common Stocks[1]	62,100,231	—	62,100,231
Corporate Bonds[1]	—	3,983,016	3,983,016
Municipal Bonds[2]	—	625,102	625,102
U.S. Government & U.S. Government Agency Obligations	—	15,206,507	15,206,507
Investment Companies	553,148	—	553,148

Total	62,653,379	19,814,625	82,468,004
Walden Equity Fund
Common Stocks[1]	151,156,131	—	151,156,131
Investment Companies	995,135	—	995,135

Total	152,151,266	—	152,151,266
Walden Midcap Fund
Common Stocks[1]	34,313,861	—	34,313,861
Investment Companies	1,096,566	—	1,096,566

Total	35,410,427	—	35,410,427
Walden SMID Cap Innovations Fund
Common Stocks[1]	28,607,365	—	28,607,365
Investment Companies	668,430	—	668,430

Total	29,275,795	—	29,275,795
Walden Small Cap Innovations Fund
Common Stocks[1]	82,855,816	—	82,855,816
Investment Companies	467,025	—	467,025

Total	83,322,841	—	83,322,841
Walden International Equity Fund
Common Stocks[1]	7,099,617	—	7,099,617
Investment Companies	76,321	—	76,321

Total	7,175,938	—	7,175,938

1     For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
2     For detailed State classifications, see the accompanying Schedules of Portfolio Investments.

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2015
(Unaudited)

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of June 30, 2015, from the valuation input levels used on March 31, 2015. The Funds did not hold any Level 3 securities during the period ended June 30, 2015.

3. Federal Tax Information

At June 30, 2015, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

				Net
		Gross Tax	Gross Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Boston Trust Asset Management Fund	$230,519,513	$126,090,652	$(1,845,094)	$124,245,558
Boston Trust Equity Fund	63,636,078	45,705,153	(732,049)	44,973,104
Boston Trust Midcap Fund	28,797,766	18,655,674	(237,353)	18,418,321
Boston Trust SMID Cap Fund	5,259,451	1,270,869	(151,496)	1,119,373
Boston Trust Small Cap Fund	337,810,107	95,513,380	(21,746,305)	73,767,075
Walden Asset Management Fund	60,487,180	22,687,256	(706,432)	21,980,824
Walden Equity Fund	96,840,998	56,067,723	(757,455)	55,310,268
Walden Midcap Fund	25,610,098	10,168,055	(367,726)	9,800,329
Walden SMID Cap Innovations Fund	24,060,456	6,032,227	(816,888)	5,215,339
Walden Small Cap Innovations Fund	68,253,041	19,132,212	(4,062,412)	15,069,800
Walden International Equity Fund	7,395,841	37,459	(257,362)	(219,903)

4. Subsequent Events:

Management evaluated subsequent events through the date these portfolios of investments were issued and concluded no subsequent events required recognition or disclosure in these portfolios of investments.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Boston Trust & Walden Funds

By (Signature and Title)*	/s/ Lucia Santini

Lucia Santini, President

Date	August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini

Lucia Santini, President

Date	August 26, 2015

By (Signature and Title)*	/s/ Jennifer Ellis

Jennifer Ellis, Treasurer

Date	August 26, 2015